PENSION AND POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS - Components of Regulatory Assets That Have Not Been Recognized as Components of Net Periodic Benefit Costs (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Pension Benefits
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial gain	$ (647)	$ (99)
Post-Retirement and Post-Employment Benefits
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial gain	$ (376)	$ (398)